DERIVATIVE LIABILITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
DERIVATIVE LIABILITY
Schedule of activity of derivative liability
Balance at December 31, 2021	$1,040,000
Fair value of derivatives issued	-
Fair value adjustments, net	(1,040,000)
Balance at June 30, 2022	$-

Balance at December 31, 2019	$60,650
Fair value adjustments (including settlements)	(60,650)
Balance at December 31, 2020	$-

Balance at December 31, 2020	$-
Fair value of derivatives issued	980,000
Fair value adjustments	60,000
Balance at December 31, 2021	$1,040,000